Income and expenses - Financial income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Interest income	€ 4,450	€ 1,332	€ 658
Foreign exchange gains	563	4,778	4,904
Other finance income	6	4	58
Total	€ 5,019	€ 6,114	€ 5,620